SCHEDULE OF FAIR VALUE OF OPTIONS ESTIMATED ASSUMPTIONS (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Underlying value of ordinary shares		$ 3
Expected volatility	101.00%
Term of the options (years)	7 years	7 years
Minimum [Member]
Underlying value of ordinary shares	$ 5.55
Exercise price	$ 4.5	$ 3
Risk-free interest rate	3.51%
Maximum [Member]
Underlying value of ordinary shares	$ 5.70
Exercise price	$ 4.8	$ 4.5
Risk-free interest rate	4.23%